Income Taxes - Schedule of Statutory Rates (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount [Abstract]
Profit before income taxes		$ 906,772	$ 1,080,646	$ 996,195
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ 149,617	$ 178,307	$ 164,372
Reconciling items:
Tax allowance at the statutory tax rates	[1]	48,709
Tax effect of income that is not taxable	[2]	(4,493)	(2,753)	(63,702)
Tax effect of expenses that are not deductible	[3]	7,763	5,866	22,988
Temporary difference		(903)	(9,220)	14,791
Statutory tax deduction	[4]	(193)	(383)	(765)
Effect of two-tier tax rate		(21,175)	(21,083)	(21,043)
Income tax expense		$ 179,325	$ 150,734	$ 116,641

[1]	It represents tax allowance at the statutory tax rates for companies incorporated in Cayman Islands and British Virgin Islands.
[2]	Income that is not taxable mainly consisted of the government subsidies, bank interest income and change in cash value of life insurance policy, which are non-taxable under Hong Kong income tax law.
[3]	Expenses that are not deductible mainly consisted of interest on bank overdraft, stamp duty and equity in net losses of affiliates, which are non-deductible under Hong Kong income tax law.
[4]	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$1,500 and HK$3,000 for each business during the years ended March 31, 2025 and 2024, respectively.